Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
17.	Derivative Financial Instruments
As part of its hedging strategy, the Company entered into a $100 million pay-fixed
interest rate swap facility with another financial institution. The instrument is designated as a cash flow hedge, and changes in fair values are recognized in other comprehensive income (loss). On February 18, 2021, the facility was discontinued and a termination fee of $945,000 was received by the Company. The fee is being accreted from other comprehensive income (loss), net of deferred taxes, into interest expense through September 4, 2025, which is the maturity date of the contract. For the three months ended March 31, 2022, approximately $51,000 was recognized as a reduction of interest expense.
The Company also offers certain interest rate swap products directly to its qualified commercial banking customers. These financial instruments are not designated as hedging instruments. The interest rate swap derivative positions relate to transactions in which the Company enters into an interest rate swap with a customer, while at the same time entering into an offsetting interest rate swap with another financial institution. An interest rate swap transaction allows customers to effectively convert a variable rate loan to a fixed rate. In connection with each swap, the Company agrees to pay interest on a notional amount at a variable interest rate and receive interest from the customer on a similar notional amount at a fixed interest rate. At the same time, the Company agrees to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount.
Because the Bank acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts are designed to offset each other and would not significantly impact the Company’s operating results except in certain situations where there is a significant deterioration in the customer’s credit worthiness or that of the counterparties. At March 31, 2022, no such deterioration was determined by management.
All derivatives are carried at fair value in either other assets or other liabilities in the accompanying consolidated balance sheets.
As of March 31, 2022 and December 31, 2021, cash of $730,000 was pledged as collateral for derivative financial instruments.
The following tables provide the outstanding notional balances and fair values of outstanding derivative positions at March 31, 2022 and December 31, 2021.

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
March 31, 2022
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.4
Risk participation agreements purchased	11,739	1	—	—	—	3.0
Risk participation agreements sold	30,000	—	37	—	—	5.0
Commercial loan interest rate swaps:
Loan customer counterparty	141,540	—	3,872	—	4.48%	5.4
Financial institution counterparty	141,540	3,872	—	4.48%	—	5.4

	$324,819	$3,873	$3,909

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2021
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.7
Commercial loan interest rate swaps:
Loan customer counterparty	77,587	—	389		4.21%	7.6
Financial institution counterparty	77,587	389	—	4.21%		7.6

	$155,174	$389	$389

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).

17. Derivative Financial Instruments
As part of its hedging strategy, the Company entered into a $100.0 million pay-fixed
interest rate swap facility with another financial institution. The instrument is designated as a cash flow hedge, and changes in fair values are recognized in other comprehensive income. On February 18, 2021, the facility was discontinued and a termination fee of $945,000 was received by the Company. The fee is being accreted from other comprehensive income, net of deferred taxes, into interest expense through September 4, 2025, which is the maturity date of the contract. For the year ended December 31, 2021, $180,000 was recognized as a reduction of interest expense.
The Company also offers certain interest rate swap products directly to its qualified commercial banking customers. These financial instruments are not designated as hedging instruments. The interest rate swap derivative positions relate to transactions in which the Company enters into an interest rate swap with a customer, while at the same time entering into an offsetting interest rate swap with another financial institution. An interest rate swap transaction allows customers to effectively convert a variable rate loan to a fixed rate. In connection with each swap, the Company agrees to pay interest on a notional amount at a variable interest rate and receive interest from the customer on a similar notional amount at a fixed interest rate. At the same time, the Company agrees to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount.
Because the Bank acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts are designed to offset each other and would not significantly impact the Company’s operating results except in certain situations where there is a significant deterioration in the customer’s credit worthiness or that of the counterparties. At December 31, 2021, no such deterioration was determined by management.

All derivatives are carried at fair value in either other assets or other liabilities in the accompanying consolidated balance sheets.
As of December 31, 2021 and 2020, cash of $730,000 and $330,000, respectively, was pledged as collateral for derivative financial instruments.
The following tables provide the outstanding notional balances and fair values of outstanding derivative positions at December 31, 2021 and 2020.

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2021
Pay-fixed interest rate swap (*)	$—	$—	$—	0.20%	USD Fed Funds-H.15	3.7
Commercial loan interest rate swaps:
Loan customer counterparty	77,587	—	389		4.21%	7.6
Financial institution counterparty	77,587	389	—	4.21%		7.6

	$155,174	$389	$389

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).

(Dollars in thousands)	Outstanding Notional Balance	Asset Derivative Fair Value	Liability Derivative Fair Value	Pay Rate (1)	Receive Rate (1)	Remaining Term (2)
December 31, 2020
Pay-fixed interest rate swap (*)	$100,000	$216	$8	0.20%	USD Fed Funds-H.15	4.7
Commercial loan interest rate swaps:
Loan customer counterparty	15,305	271	—		4.39%	9.8
Financial institution counterparty	15,305	—	271	4.39%		9.8

	$130,610	$487	$279

(*)	Facility terminated on February 18, 2021 (see disclosure narrative on cash flow hedge above).
(1)	Weighted average rate.
(2)	Weighted average life (in years).